UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE

MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.0%
Education - 5.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$865,359
Build NYC Resource Corp., NY, Revenue:
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	456,840
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	568,635
New York State Dormitory Authority Revenue:
Pratt Institute, Series A, Refunding	5.000%	7/1/25	250,000	287,735
Pratt Institute, Series A, Refunding	5.000%	7/1/26	500,000	573,075
Pratt Institute, Series A, Refunding	5.000%	7/1/29	500,000	565,845
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/31	1,300,000	1,499,069
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/32	1,400,000	1,608,180
State University Dormitory Facilities, Series B, Refunding	5.000%	7/1/36	1,835,000	2,083,679

Total Education				8,508,417

Health Care - 13.5%
Build NYC Resource Corp., NY, Revenue:
New York Methodist Hospital Project, Refunding	5.000%	7/1/26	600,000	681,534
New York Methodist Hospital Project, Refunding	5.000%	7/1/28	1,000,000	1,122,470
New York Methodist Hospital Project, Refunding	5.000%	7/1/29	400,000	447,760
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital Project, Refunding	5.000%	7/1/27	5,690,000	6,186,680
Winthrop University Hospital Assistance Project, Refunding	5.000%	7/1/27	2,000,000	2,162,560
New York State Dormitory Authority Revenue:
North Shore Long Island Jewish Obligated Group, Series E	5.000%	5/1/21	2,000,000	2,010,580
North Shore Long Island Jewish Obligated Group, Series E	5.000%	5/1/22	2,305,000	2,317,055

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - (continued)
North Shore Long Island Jewish Obligated Group, Series E	5.000%	5/1/23	$2,150,000	$2,161,008
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services of Long Island Obligated Group Project	5.000%	7/1/22	5,000,000	5,340,250

Total Health Care				22,429,897

Housing - 4.2%
New York City, NY, HDC Revenue, New York City Housing Authority Program, Series A	5.000%	7/1/22	4,000,000	4,395,000
New York City, NY, HDC, MFH Revenue, Series M	4.750%	11/1/29	2,500,000	2,512,000

Total Housing				6,907,000

Industrial Revenue - 1.4%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper NY Inc. Project, Refunding	4.500%	1/1/25	1,000,000	1,085,870	(a)(b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	1,250,000	1,244,875	(a)

Total Industrial Revenue				2,330,745

Local General Obligation - 0.3%
Nassau County, NY, General Improvement, GO, Series B	5.000%	7/1/42	500,000	568,620

Power - 1.8%
Main Street Natural Gas Inc., GA, Gas Project Revenue, Subordinated, Series E, LIQ - Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.570%)	2.310%	12/1/23	1,500,000	1,492,575	(c)(d)
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	1,250,000	1,434,350

Total Power				2,926,925

Pre-Refunded/Escrowed to Maturity - 17.5%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	5.750%	7/15/20	4,355,000	4,514,349	(e)
MTA, NY, Transportation Revenue:
Series A	5.000%	11/15/25	1,500,000	1,637,820	(e)
Series D	5.250%	11/15/23	5,760,000	6,121,498	(e)
New York State Dormitory Authority Revenue:
North Shore Long Island Jewish Obligated Group, Series A	5.000%	5/1/26	3,000,000	3,218,130	(e)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
NYU Hospitals Center, Series A	5.250%	7/1/24	$4,000,000	$4,193,800	(e)
The New School	5.250%	7/1/30	9,000,000	9,436,050	(e)

Total Pre-Refunded/Escrowed to Maturity				29,121,647

Special Tax Obligation - 22.4%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,459,720
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/33	4,240,000	2,505,162
CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/35	8,830,000	4,712,394
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	2,500,000	2,916,500
Group 4, Series C, Refunding	5.000%	3/15/39	3,515,000	4,056,767
Group C, Series A	5.000%	3/15/42	3,060,000	3,458,687
New York State Dormitory Authority, State Personal Income Tax Revenue:
Transportation, Series A	5.000%	3/15/23	500,000	565,635
Transportation, Series A	5.000%	3/15/25	1,000,000	1,126,590
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	4.750%	7/1/53	875,000	805,674
United Nations Development Corp., NY, Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/23	3,000,000	3,031,050
Senior Lien, Series A, Refunding	5.000%	7/1/25	4,000,000	4,041,280
Senior Lien, Series A, Refunding	5.000%	7/1/26	3,000,000	3,030,870
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,500,000	3,386,250

Total Special Tax Obligation				37,096,579

Transportation - 21.2%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,836,800
New York State Thruway Authority Revenue:
Series L, Refunding	5.000%	1/1/31	1,750,000	2,105,985
Series L, Refunding	5.000%	1/1/32	1,250,000	1,495,213
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	500,000	573,450	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	$4,500,000	$5,111,235	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/34	1,500,000	1,696,200	(b)
Port Authority of New York & New Jersey Revenue:
Consolidated, Series 183, Refunding	5.000%	10/15/30	8,000,000	9,194,080	(b)
Consolidated, Series 185	5.000%	9/1/25	2,000,000	2,298,560	(b)
Consolidated, Series 185	5.000%	9/1/26	5,935,000	6,785,307	(b)

Total Transportation				35,096,830

Water & Sewer - 9.6%
Buffalo, NY, Municipal Water Finance Authority, Water System Revenue:
Series A, Refunding	5.000%	7/1/26	900,000	1,053,954
Series A, Refunding	5.000%	7/1/27	1,000,000	1,166,550
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series FF, Refunding	5.000%	6/15/40	2,000,000	2,315,340	(f)
New York State Environmental Facilities Corp., Clean Water and Drinking Water Revolving Funds Revenue:
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.250%	6/15/22	5,915,000	5,977,344
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/23	1,250,000	1,427,400
NYC Municipal Water Authority Projects - Second Resolution, Subordinated, Series A	5.000%	6/15/24	1,500,000	1,704,870
Western Nassau County Water Authority, Water System Revenue:
Series A	5.000%	4/1/32	700,000	800,044
Series A	5.000%	4/1/34	1,040,000	1,182,969
Western Nassau County, NY, Water Authority, Water System Revenue, Series A	5.000%	4/1/31	250,000	286,488

Total Water & Sewer				15,914,959

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $156,615,939)				160,901,619

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 1.7%
MUNICIPAL BONDS - 1.7%
General - 1.1%
New York City, NY, TFA Future Tax Secured Revenue, Subordinated Series 2A, SPA - Dexia Credit Local	1.660%	11/1/22	$1,800,000	$1,800,000	(g)(h)

Housing: Multi-Family - 0.6%
New York State HFA Revenue, 42nd & 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.770%	11/1/41	1,100,000	1,100,000	(b)(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,900,000)				2,900,000

TOTAL INVESTMENTS - 98.7% (Cost - $159,515,939)				163,801,619
Other Assets in Excess of Liabilities - 1.3%				2,093,713

TOTAL NET ASSETS - 100.0%				$165,895,332

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:

CAB	— Capital Appreciation Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	17	6/19	$2,755,565	$2,713,094	$42,471

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$160,901,619	—	$160,901,619
Short-Term Investments†	—	2,900,000	—	2,900,000

Total Investments	—	$163,801,619	—	$163,801,619

Other Financial Instruments:
Futures Contracts	$42,471	—	—	$42,471

Total	$42,471	$163,801,619	—	$163,844,090

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019